Employee benefit obligations - Combined statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remeasurement of defined benefit obligation:
Actuarial gain arising from changes in demographic assumptions	$ 1	$ 4	$ 4
Actuarial gain/(loss) arising from changes in financial assumptions	15	19	(12)
Actuarial (loss)/gain arising from changes in experience	(2)	(9)	(2)
Total loss (gain) on remeasurement, net defined benefit liability (asset)	14	14	(10)
Remeasurement of plan assets:
Actual (loss)/return less expected return on plan assets	5	(21)	(5)
Actuarial (loss)/gain for the year on defined benefit pension schemes	19	(7)	(15)
Actuarial gain/(loss) on other long term and end of service employee benefits	2	4	(1)
Other comprehensive income gains (losses) on remeasurements of defined benefit plans	21	(3)	(16)
(Gain) loss on actual return on plan assets	$ (16)	$ 11	$ (5)